Construction in Process (Tables)	6 Months Ended
Sep. 30, 2022
Construction In Process [Abstract]
Schedule of construction in process
	September 30, 2022 (Unaudited)	March 31, 2022
Factory	$163,153	$183,078
Retail outlet	180,000	180,000
	$343,153	$363,078